Financial Statement Schedule I Condensed Financial Information of Parent Company Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,834,962	$ 434,477	¥ 653,859	¥ 1,252,983
Amounts due from a related party			2,611
Total current assets	3,046,580	466,909	757,624
TOTAL ASSETS	3,389,742	519,500	918,289
Current liabilities
Accrued expenses and other current liabilities	539,787	82,725	309,031
Total current liabilities	1,205,503	184,750	680,704
Non-current liabilities
TOTAL LIABILITIES	1,325,592	203,155	702,638
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			4,675,579
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares			37
Additional paid-in capital	10,653,403	1,632,705
Accumulated other comprehensive income	49,614	7,604	88,216
Accumulated deficit	(8,639,180)	(1,324,012)	(4,602,437)
TOTAL SHAREHOLDERS' (DEFICIT) EQUITY	2,064,150	316,345	(4,459,928)	¥ (2,976,214)	¥ (2,256,992)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT) EQUITY	3,389,742	519,500	918,289
Series B Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			330,817
Series B+ Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			516,469
Series C Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			504,721
Series D Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			1,227,905
Series E Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			2,095,667
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares	275	42
TOTAL SHAREHOLDERS' (DEFICIT) EQUITY	275	42
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares	38	6
TOTAL SHAREHOLDERS' (DEFICIT) EQUITY	38	6
Series A Convertible Preferred Shares
SHAREHOLDERS' (DEFICIT) EQUITY
Series A convertible preferred shares (US$0.0001 par value; 22,257,215 and nil shares authorized as of December 31, 2019 and 2020, respectively, 17,085,275 and nil issued and outstanding as of December 31, 2019 and 2020, respectively)			54,256
Parent Company
Current assets
Cash and cash equivalents	2,108,582	323,154	290,578
Amounts due from subsidiaries	716,696	109,838	771,355
Amounts due from a related party			2,611
Total current assets	2,825,278	432,992	1,064,544
TOTAL ASSETS	2,825,278	432,992	1,064,544
Current liabilities
Accrued expenses and other current liabilities	3,768	577	2,207
Total current liabilities	3,768	577	2,207
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	757,360	116,070	846,686
Total non-current liabilities	757,360	116,070	846,686
TOTAL LIABILITIES	761,128	116,647	848,893
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			4,675,579
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares			37
Additional paid-in capital	10,653,403	1,632,705
Accumulated other comprehensive income	49,614	7,604	88,216
Accumulated deficit	(8,639,180)	(1,324,012)	(4,602,437)
TOTAL SHAREHOLDERS' (DEFICIT) EQUITY	2,064,150	316,345	(4,459,928)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT) EQUITY	2,825,278	432,992	1,064,544
Parent Company | Series B Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			330,817
Parent Company | Series B+ Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			516,469
Parent Company | Series C Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			504,721
Parent Company | Series D Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			1,227,905
Parent Company | Series E Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			2,095,667
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares	275	42
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares	¥ 38	$ 6
Parent Company | Series A Convertible Preferred Shares
SHAREHOLDERS' (DEFICIT) EQUITY
Series A convertible preferred shares (US$0.0001 par value; 22,257,215 and nil shares authorized as of December 31, 2019 and 2020, respectively, 17,085,275 and nil issued and outstanding as of December 31, 2019 and 2020, respectively)			¥ 54,256